Consolidated Schedule of Investments
January 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–35.47%
U.S. Treasury Bills–11.03%(a)
U.S. Treasury Bills	4.62%	05/25/2023	$ 57,700	$ 56,875,479
U.S. Treasury Bills	4.64%	06/08/2023	52,300	51,459,129
				108,334,608
U.S. Treasury Floating Rate Notes–24.44%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	4.63%	01/31/2024	80,200	80,199,141
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)	4.57%	04/30/2024	74,500	74,408,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	4.69%	07/31/2024	85,600	85,576,249
				240,183,698
Total U.S. Treasury Securities (Cost $348,645,323)				348,518,306
		Expiration Date
Commodity-Linked Securities–11.02%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(c)		01/08/2024	14,700	17,665,438
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Copper Roll Yield Total Return Index, multiplied by 2)(c)		08/01/2023	14,730	19,271,049
Citigroup Global Markets Holdings, Inc., 1 month SOFR plus 0.04% (linked to the S&P GSCI Gold Excess Return Index, multiplied by 2.5)(c)		11/30/2023	33,500	46,598,747
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(c)		01/31/2024	22,000	24,783,886
Total Commodity-Linked Securities (Cost $84,930,000)				108,319,120
			Shares
Money Market Funds–46.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)			104,623,294	104,623,294
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)			73,744,766	73,766,889
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Institutional Class, 4.47%(d)(e)			160,081,573	160,081,573
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)			119,569,478	119,569,478
Total Money Market Funds (Cost $457,998,911)				458,041,234
TOTAL INVESTMENTS IN SECURITIES–93.11% (Cost $891,574,234)				914,878,660
OTHER ASSETS LESS LIABILITIES–6.89%				67,714,265
NET ASSETS–100.00%				$982,592,925
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $108,319,120, which represented 11.02% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,006,414	$60,675,701	$(117,058,821)	$-	$-	$104,623,294	$1,239,812
Invesco Liquid Assets Portfolio, Institutional Class	114,029,407	43,339,786	(83,613,444)	(3,245)	14,385	73,766,889	912,110
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	209,004,299	401,210,811	(450,133,537)	-	-	160,081,573	1,506,470
Invesco Treasury Portfolio, Institutional Class	184,007,331	69,343,658	(133,781,511)	-	-	119,569,478	1,420,826
Total	$668,047,451	$574,569,956	$(784,587,313)	$(3,245)	$14,385	$458,041,234	$5,079,218

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	186	July-2023	$12,621,263	$1,361,488	$1,361,488
Corn	1,045	July-2023	34,759,313	(476,334)	(476,334)
Lean Hogs	47	April-2023	1,624,790	(141,502)	(141,502)
LME Nickel	31	March-2023	5,625,756	141,240	141,240
Soybean	883	July-2023	67,052,813	2,954,949	2,954,949
Wheat	204	July-2023	7,866,750	(644,903)	(644,903)
Subtotal—Long Futures Contracts				3,194,938	3,194,938
Short Futures Contracts
Commodity Risk
LME Nickel	2	March-2023	(362,952)	(37,002)	(37,002)
Total Futures Contracts				$3,157,936	$3,157,936

(a)	Futures contracts collateralized by $49,493,569 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25%	Monthly	42,100	August—2023	USD	22,498,989	$—	$1,203,050	$1,203,050
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	188,000	August—2023	USD	20,886,386	—	207,383	207,383
Cargill, Inc.	Receive	Cargill Single Commodity Index	0.41	Monthly	133,500	June—2023	USD	31,636,002	—	4,167,242	4,167,242
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	593,000	December—2023	USD	35,349,975	—	0	0
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	14,950	December—2023	USD	21,062,846	—	622,518	622,518
J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.08	Monthly	8,200	December—2023	USD	1,135,897	—	57	57
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	104,000	December—2023	USD	5,668,541	—	0	0
Merrill Lynch International	Pay	MLCX2LCER Excess Return Index	0.06	Monthly	212,000	March—2023	USD	13,490,175	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	545,500	June—2023	USD	53,984,644	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	112,500	September—2023	USD	47,461,106	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	13,100	December—2023	USD	4,527,086	—	0	0
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCY2XB0 Index	0.15	Monthly	34,550	September—2023	USD	28,393,366	—	140,066	140,066
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	74,000	December—2023	USD	35,665,240	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	499,000	December—2023	USD	61,747,058	—	1,195,516	1,195,516
Subtotal — Appreciation									—	7,535,832	7,535,832
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.35	Monthly	14,700	February—2023	USD	7,960,243	—	(64,279)	(64,279)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	145,400	March—2023	USD	58,811,334	—	(739,621)	(739,621)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	164,400	March—2023	USD	71,303,486	—	(5,201,583)	(5,201,583)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,274,500	February—2023	USD	79,892,542	—	(440,467)	(440,467)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	196,500	February—2023	USD	47,688,526	—	(209,155)	(209,155)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	53,850	January—2024	USD	46,955,940	—	(527,068)	(527,068)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05%	Monthly	26,500	December—2023	USD	7,079,523	$—	$(190,275)	$(190,275)
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll	0.30	Monthly	171,400	December—2023	USD	47,256,386	—	(124,145)	(124,145)
Subtotal — Depreciation									—	(7,496,593)	(7,496,593)
Total — Total Return Swap Agreements									$—	$39,239	$39,239

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $21,960,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Cargill Single Commodity Index
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100%
MLCX2LCER Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Zinc	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100%
Morgan Stanley MSCY2XB0 Index
	Long Futures Contracts
	Gasoline RBOB	100%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100%
MS Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$348,518,306	$—	$348,518,306
Commodity-Linked Securities	—	108,319,120	—	108,319,120
Money Market Funds	458,041,234	—	—	458,041,234
Total Investments in Securities	458,041,234	456,837,426	—	914,878,660
Other Investments - Assets*
Futures Contracts	4,457,677	—	—	4,457,677
Swap Agreements	—	7,535,832	—	7,535,832
	4,457,677	7,535,832	—	11,993,509
Other Investments - Liabilities*
Futures Contracts	(1,299,741)	—	—	(1,299,741)
Swap Agreements	—	(7,496,593)	—	(7,496,593)
	(1,299,741)	(7,496,593)	—	(8,796,334)
Total Other Investments	3,157,936	39,239	—	3,197,175
Total Investments	$461,199,170	$456,876,665	$—	$918,075,835

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund